UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ X ]; Amendment Number:1
This Amendment (Check only one.):	[ X ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 November 3, 2009

Explanation: This amendment is due to a change in the accounts used to participate in the 13F report. I had not been reporting assets for a group of small accounts, associated with our clients. These accounts are not actively managed and are not charged any management fees by our firm so I did notinclude them as managed assets. I have now determined that these accounts should be included in our 13F reports since we do exercise investment discretion. All future filings will include this group of accounts. Please contact me if you have any questions or comments regarding this amendment.

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	98

Form 13F Information Table Value Total:	$342,509,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      295     4000 SH       SOLE                     4000
ARM Holdings PLC - ADR         COM              042068106      322    45957 SH       SOLE                    45957
Abbott Laboratories            COM              002824100      245     4950 SH       SOLE                     4950
Accenture PLC Cl A             COM              G1151C101     6898   185076 SH       SOLE                   185076
Adobe Systems Inc              COM              00724F101     6912   209190 SH       SOLE                   209190
Aecom Technology Corp          COM              00766t100     5571   205268 SH       SOLE                   205268
Alcoa                          COM              013817101     8094   616939 SH       SOLE                   616939
Amgen Inc.                     COM              031162100     5661    93983 SH       SOLE                    93983
Apple Computer                 COM              037833100     9277    50049 SH       SOLE                    50049
Atheros Communications         COM              04743P108      253     9537 SH       SOLE                     9537
Bank of New York Mellon Corp   COM              064058100      365    12583 SH       SOLE                    12583
Berkshire Hathaway Class B     COM              084670207     8500     2558 SH       SOLE                     2558
Boeing                         COM              097023105      351     6474 SH       SOLE                     6474
Broadcom Corp - Cl A           COM              111320107     3373   109900 SH       SOLE                   109900
Cadence Design Systems Inc     COM              127387108      314    42763 SH       SOLE                    42763
Celgene Corp                   COM              151020104     6746   120671 SH       SOLE                   120671
Cerner Corp                    COM              156782104     9119   121914 SH       SOLE                   121914
Chevron Corp                   COM              166764100     7140   101372 SH       SOLE                   101372
Cisco Systems Inc              COM              17275R102     7063   300032 SH       SOLE                   300032
Citrix Systems Inc             COM              177376100      238     6074 SH       SOLE                     6074
Coca Cola Co.                  COM              191216100      462     8600 SH       SOLE                     8600
ConocoPhillips                 COM              20825C104     8251   182717 SH       SOLE                   182717
Cooper Industries PLC          COM              g24140108     6403   170422 SH       SOLE                   170422
Costco Wholesale               COM              22160K105     2965    52592 SH       SOLE                    52592
Danaher Corp                   COM              235851102      202     3000 SH       SOLE                     3000
Disney                         COM              254687106      248     9024 SH       SOLE                     9024
EMC Corporation                COM              268648102    10423   611667 SH       SOLE                   611667
EQT Corp                       COM              26884L109     7107   166842 SH       SOLE                   166842
Emerson Electric               COM              291011104      337     8400 SH       SOLE                     8400
Exxon Mobil Corp               COM              30231G102      452     6587 SH       SOLE                     6587
GSI Commerce Inc               COM              36238g102      402    20804 SH       SOLE                    20804
General Electric               COM              369604103     6169   375713 SH       SOLE                   375713
Genzyme Corp                   COM              372917104     4425    78004 SH       SOLE                    78004
Goldman Sachs                  COM              38141G104     9684    52530 SH       SOLE                    52530
Google Inc                     COM              38259P508     7619    15365 SH       SOLE                    15365
Gorman-Rupp                    COM              383082104      246     9885 SH       SOLE                     9885
Healthcare Select Sector SPDR  COM              81369y209      351    12233 SH       SOLE                    12233
IShares Russell 1000 Growth    COM              464287614      750    16189 SH       SOLE                    16189
ITT Industries Inc             COM              450911102     6335   121483 SH       SOLE                   121483
Johnson & Johnson              COM              478160104      271     4452 SH       SOLE                     4452
Lowe's Companies               COM              548661107     5740   274135 SH       SOLE                   274135
Merck & Co.                    COM              589331107      206     6500 SH       SOLE                     6500
Metropcs Communications Inc    COM              591708102       94    10091 SH       SOLE                    10091
Microsoft                      COM              594918104     8077   314033 SH       SOLE                   314033
Morgan Stanley                 COM              617446448     6483   209942 SH       SOLE                   209942
National Oilwell Varco Inc     COM              637071101     7086   164284 SH       SOLE                   164284
Neutral Tandem Inc             COM              64128b108      201     8835 SH       SOLE                     8835
News Corporation               COM              65248e104      296    24717 SH       SOLE                    24717
Nike Inc Class B               COM              654106103     3906    60366 SH       SOLE                    60366
PNC Financial Services Group I COM              693475105     7771   159928 SH       SOLE                   159928
Paccar Inc                     COM              693718108      543    14400 SH       SOLE                    14400
Peabody Energy                 COM              704549104     5247   140970 SH       SOLE                   140970
PepsiCo Inc.                   COM              713448108     6942   118342 SH       SOLE                   118342
Philip Morris International In COM              718172109      383     7850 SH       SOLE                     7850
Powershares Wilderhill Clean E COM              73935X500      212    19500 SH       SOLE                    19500
Priceline.com Inc              COM              741503403      226     1360 SH       SOLE                     1360
Procter & Gamble               COM              742718109     6600   113953 SH       SOLE                   113953
Qualcomm Inc                   COM              747525103     8149   181174 SH       SOLE                   181174
S&P 500 Depository Receipt     COM              78462F103     7617    72136 SH       SOLE                    72136
S&P Mid-Cap 400 Depository Rec COM              595635103     1665    13294 SH       SOLE                    13294
S&P Small-Cap 600 iShares Trus COM              464287804     1082    20665 SH       SOLE                    20665
Schlumberger Ltd.              COM              806857108     6665   111832 SH       SOLE                   111832
Starbucks Corporation          COM              855244109     4614   223424 SH       SOLE                   223424
Target Corp                    COM              87612E106     6646   142366 SH       SOLE                   142366
Technology Select Sector SPDR  COM              81369y803      339    16225 SH       SOLE                    16225
Vanguard Total Stock Mkt ETF   COM              922908769     1357    25323 SH       SOLE                    25323
Varian Medical Sys             COM              92220P105     4678   111040 SH       SOLE                   111040
Visa Inc - Cl A                COM              92826c839     5768    83462 SH       SOLE                    83462
Walgreen Co.                   COM              931422109     6536   174423 SH       SOLE                   174423
YRC Worldwide Inc              COM              984249102       94    21231 SH       SOLE                    21231
iShares Russell 2000 Index Fun COM              464287655      298     4947 SH       SOLE                     4947
iShares Russell 3000 Index Fun COM              464287689      230     3718 SH       SOLE                     3718
America Movil - ADR Series L   INTL EQ          02364w105     7193   164120 SH       SOLE                   164120
MSCI Emerging Markets iShares  INTL EQ          464287234      276     7090 SH       SOLE                     7090
Market Vectors Gold Miners ETF INTL EQ          57060u100     6161   136033 SH       SOLE                   136033
Nestle SA ADR                  INTL EQ          641069406     7241   170146 SH       SOLE                   170146
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     6110   151408 SH       SOLE                   151408
Select Emerging Markets ETF- V INTL EQ          922042858    11577   300473 SH       SOLE                   300473
Telefonica SA - Spons ADR      INTL EQ          879382208      332     4000 SH       SOLE                     4000
Teva Pharmaceutical            INTL EQ          881624209     8492   167960 SH       SOLE                   167960
Vanguard FSTE All-World Ex- U  INTL EQ          922042775     2374    54956 SH       SOLE                    54956
iShares China 25 Index Fund    INTL EQ          464287184     6441   157410 SH       SOLE                   157410
iShares MSCI Pacific Ex-Japan  INTL EQ          464286665      253     6232 SH       SOLE                     6232
iShares TR MSCI EAFE Index Fun INTL EQ          464287465      713    13045 SH       SOLE                    13045
Nuveen Floating Rate Income Fu BETF             67072T108      124 13100.000SH       SOLE                13100.000
Proshares Ultrashort 20+ Yr Tr BETF             74347R297      392 8914.000 SH       SOLE                 8914.000
iShares Barclays 1-3 Yr Credit BETF             464288646     2558 24506.000SH       SOLE                24506.000
iShares Barclays 1-3 Yr Treasu BETF             464287457      597 7103.000 SH       SOLE                 7103.000
iShares Barclays 3-7 Yr Treasu BETF             464288661      259 2302.000 SH       SOLE                 2302.000
iShares Barclays Aggregate Bon BETF             464287226     1081 10301.000SH       SOLE                10301.000
iShares Barclays Int Gov-Credi BETF             464288612     1037 9746.000 SH       SOLE                 9746.000
iShares Barclays Intermed Cred BETF             464288638     1274 12308.000SH       SOLE                12308.000
iShares iBoxx Inv Grade Corp B BETF             464287242      488 4572.000 SH       SOLE                 4572.000
PowerShares DB Agriculture Fun ETF              73936B408      272    10674 SH       SOLE                    10674
S&P 500 Depository Receipt     ETF              78462F103      661     6264 SH       SOLE                     6264
S&P Mid-Cap 400 Depository Rec ETF              595635103      390     3115 SH       SOLE                     3115
S&P Small-Cap 600 Index iShare ETF              464287804      234     4467 SH       SOLE                     4467
SPDR Gold Trust                ETF              78463V107      394     3987 SH       SOLE                     3987